Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Average number of employees	231,556	239,712	247,055
Wealth and Personal Banking
Disclosure of operating segments [line items]
Average number of employees	138,026	144,615	148,680
Commercial Banking
Disclosure of operating segments [line items]
Average number of employees	44,992	45,631	46,584
Global Banking and Markets
Disclosure of operating segments [line items]
Average number of employees	48,179	49,055	51,313
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	359	411	478